Porter & Hedges, l.l.p.
ATTORNEYS AND COUNSELORS AT LAW
ROBERT G. REEDY	1000 Main Street, 36TH FLOOR
PARTNER	HOUSTON, TEXAS 77002-6336

Tel. Direct (713) 226-6674		MAILING ADDRESS:
Fax Direct (713) 226-6274	TELECOPIER (713) 228-1331	P.O. BOX 4744
RREEDY@PORTERHEDGES.COM	TELEPHONE (713) 226-6000	HOUSTON, TX 77210-4744
March 24, 2006
003933/0026
Via EDGAR and Federal Express
U.S. Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E., Mail Stop 7010
Washington, D.C. 20549-0405

Attention:	Ms. Tangela Richter
Ms. Donna Levy

Re:	PetroQuest Energy, Inc.
Registration Statement on Form S-3 filed February 21, 2006
File No. 333-131955
Dear Ms. Richter and Ms. Levy:
     This letter is in response to your letter dated March 20, 2006, to PetroQuest Energy, Inc. (the “Company”) transmitting the comments of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) relating to the above referenced Form S-3. The numbered paragraphs below correspond to the numbered comments in your letter, and, when appropriate, we have indicated the location of the requested revision in the copies of Amendment No. 1 to the above referenced Form S-3, as provided to the above-listed members of the Staff today.
Registration Statement
Table of Additional Registrants
     1. In response to your comment, the Company advises the Staff that the co-registrants, PetroQuest Energy, L.L.C., Pittrans, Inc and TDC Energy LLC, are eligible to use Form S-3 pursuant to General Instruction I.C.4. thereof, which provides, in relevant part, that “[i]f a registrant is a majority-owned subsidiary, security offerings may be registered on this Form if the parent of the registrant-subsidiary meets the Registrant Requirements and the applicable Transaction Requirement, and the securities of the registrant-subsidiary being

U.S. Securities and Exchange Commission
March 24, 2006

registered are full and unconditional guarantees, as defined in Rule 3-10 of Regulation S-X, of the payment obligations on the parent’s nonconvertible securities, other than common equity, being registered.” In addition, the note to General Instruction I.C. provides that “[w]ith regard to paragraphs I.C.3, I.C.4, and I.C.5 above, the guarantor is the issuer of a separate security consisting of the guarantee, which must be concurrently registered, but may be registered on the same registration statement as are the non-convertible guaranteed securities.” The Company advises the Staff that the co-registrants are majority-owned subsidiaries of the Company, and that the Company meets the applicable Registrant Requirements and the applicable Transaction Requirement for use of Form S-3. The Company further advises the Staff that the securities of the co-registrants being registered are the full and unconditional guarantees of the parent’s debt securities, and that the Company has modified and/or added the following pages and/or sections of the registration statement to clarify this fact:
•	footnote no. 6 to the “Calculation of Registration Fee” table;

•	the cover page of the prospectus;

•	new section on page 3 entitled “About the Subsidiary Guarantors;” and

•	new subsection beginning on page 20 entitled “Subsidiary Guarantees.”
Prospectus
Cover page of Prospectus
2. In response to your comment, the Company has modified the cover page of the prospectus to add the co-registrants and identify the securities of the Company that may be guaranteed by them.
General
3. In response to your comment, the Company had added a new subsection beginning on page 20 entitled “Subsidiary Guarantees” to the “Description of Debt Securities” section of the registration statement to describe the type of guarantees that may be issued by the co-registrants.
Exhibits
Exhibit 5.1, Opinion of Porter & Hedges, L.L.P.
4. In response to your comment, the Company advises the Staff that it has provided the opinions of Onebane Law Firm and Pray Walker Jackman Williamson & Marlar, P.C. as Exhibits 5.2 and 5.3 to the registration statement with respect to the validity and binding nature of the co-registrant guarantees under Louisiana and Oklahoma law, respectively.
     In connection with the Company’s response to the Staff, the Company acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in this filing, (ii) Staff

U.S. Securities and Exchange Commission
March 24, 2006

comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to this filing and (iii) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     This letter has been prepared at the direction of, reviewed and approved by, the appropriate senior officers of the Company. I hope the foregoing materials are responsive to the Staff’s comments. Please call the undersigned at (713) 226-6674 with any additional comments or questions you may have.
Regards,
/s/ Robert G. Reedy
Robert G. Reedy
RGR/EJC
Enclosures